American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
May 31, 2024

Low Volatility ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.8%
Curtiss-Wright Corp.	42	11,878
General Dynamics Corp.	696	208,640
		220,518
Beverages — 4.5%
Coca-Cola Co.	5,139	323,397
PepsiCo, Inc.	1,253	216,644
		540,041
Biotechnology — 0.6%
AbbVie, Inc.	425	68,527
Broadline Retail — 1.0%
Amazon.com, Inc.(1)	664	117,156
Capital Markets — 2.4%
Ameriprise Financial, Inc.	112	48,900
BlackRock, Inc.	39	30,109
FactSet Research Systems, Inc.	49	19,809
Moody's Corp.	236	93,690
S&P Global, Inc.	223	95,335
		287,843
Chemicals — 3.9%
Ecolab, Inc.	317	73,607
Linde PLC	647	281,782
PPG Industries, Inc.	359	47,176
Sherwin-Williams Co.	218	66,228
		468,793
Commercial Services and Supplies — 3.2%
Cintas Corp.	219	148,475
Republic Services, Inc.	642	118,892
Veralto Corp.	44	4,338
Waste Management, Inc.	551	116,112
		387,817
Communications Equipment — 2.7%
Cisco Systems, Inc.	5,147	239,336
F5, Inc.(1)	86	14,531
Motorola Solutions, Inc.	193	70,428
		324,295
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	215	174,127
Walmart, Inc.	1,103	72,533
		246,660
Containers and Packaging — 0.4%
Avery Dennison Corp.	119	27,083
Packaging Corp. of America	135	24,771
		51,854
Electronic Equipment, Instruments and Components — 5.4%
Amphenol Corp., Class A	2,135	282,610
CDW Corp.	198	44,277
Keysight Technologies, Inc.(1)	716	99,152
TE Connectivity Ltd.	1,496	223,951
		649,990

Entertainment — 0.5%
Electronic Arts, Inc.	433	57,537
Financial Services — 8.0%
Berkshire Hathaway, Inc., Class B(1)	736	304,998
Fiserv, Inc.(1)	185	27,706
Jack Henry & Associates, Inc.	111	18,279
Mastercard, Inc., Class A	541	241,865
Visa, Inc., Class A	1,365	371,908
		964,756
Food Products — 0.2%
Mondelez International, Inc., Class A	367	25,151
Ground Transportation — 0.1%
Landstar System, Inc.	58	10,558
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	2,088	213,373
Boston Scientific Corp.(1)	1,052	79,500
Hologic, Inc.(1)	353	26,044
Medtronic PLC	2,472	201,147
Stryker Corp.	206	70,264
Zimmer Biomet Holdings, Inc.	210	24,181
		614,509
Health Care Providers and Services — 0.1%
Chemed Corp.	17	9,424
Hotels, Restaurants and Leisure — 2.5%
McDonald's Corp.	929	240,509
Yum! Brands, Inc.	424	58,270
		298,779
Household Durables — 0.3%
Garmin Ltd.	226	37,030
Household Products — 4.2%
Colgate-Palmolive Co.	1,234	114,713
Kimberly-Clark Corp.	510	67,983
Procter & Gamble Co.	1,995	328,257
		510,953
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	703	142,140
Insurance — 7.1%
Aon PLC, Class A	38	10,702
Arthur J Gallagher & Co.	296	74,986
Brown & Brown, Inc.	347	31,060
Chubb Ltd.	1,039	281,382
Hartford Financial Services Group, Inc.	737	76,243
Marsh & McLennan Cos., Inc.	1,131	234,773
Progressive Corp.	50	10,559
Travelers Cos., Inc.	313	67,514
W R Berkley Corp.	780	63,203
		850,422
Interactive Media and Services — 3.1%
Alphabet, Inc., Class A(1)	1,585	273,412
Alphabet, Inc., Class C(1)	560	97,418
		370,830
IT Services — 5.0%
Accenture PLC, Class A	771	217,646
Amdocs Ltd.	1,663	131,377
Cognizant Technology Solutions Corp., Class A	2,459	162,663

International Business Machines Corp.	381	63,570
VeriSign, Inc.(1)	133	23,184
		598,440
Machinery — 5.4%
Cummins, Inc.	715	201,437
Donaldson Co., Inc.	145	10,684
Dover Corp.	522	95,954
Graco, Inc.	118	9,528
IDEX Corp.	222	46,318
Illinois Tool Works, Inc.	396	96,129
ITT, Inc.	82	10,896
Nordson Corp.	372	87,316
Otis Worldwide Corp.	606	60,115
Snap-on, Inc.	103	28,105
		646,482
Media — 0.3%
Comcast Corp., Class A	912	36,507
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	2,389	98,164
Eli Lilly & Co.	72	59,065
Johnson & Johnson	2,230	327,074
Merck & Co., Inc.	1,887	236,894
		721,197
Professional Services — 1.4%
Broadridge Financial Solutions, Inc., ADR	175	35,135
Paychex, Inc.	699	83,992
Verisk Analytics, Inc.	215	54,347
		173,474
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc.	67	89,013
Software — 10.5%
Autodesk, Inc.(1)	404	81,447
Dolby Laboratories, Inc., Class A	436	35,320
Intuit, Inc.	121	69,749
Microsoft Corp.	2,211	917,853
PTC, Inc.(1)	302	53,225
Roper Technologies, Inc.	133	70,857
Salesforce, Inc.	91	21,334
Synopsys, Inc.(1)	23	12,898
		1,262,683
Specialty Retail — 2.6%
Home Depot, Inc.	744	249,143
O'Reilly Automotive, Inc.(1)	65	62,612
		311,755
Technology Hardware, Storage and Peripherals — 6.4%
Apple, Inc.	3,807	731,896
NetApp, Inc.	306	36,851
		768,747
Trading Companies and Distributors — 0.5%
Fastenal Co.	884	58,326
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	170	29,743
TOTAL COMMON STOCKS (Cost $10,691,018)		11,951,950

SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $63,267)	63,267	63,267
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,754,285)		12,015,217
OTHER ASSETS AND LIABILITIES — 0.1%		10,354
TOTAL NET ASSETS — 100.0%		$12,025,571

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.